Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Receivables from Broker-Dealers and Clearing Organizations	As of March 31, 2024 and 2023, receivables from broker-dealers and clearing organizations consisted of the following:
	As of March 31,
	2024	2023
Receivables from broker-dealers and clearing organizations for futures customer accounts	$3,739,268	$1,779,923
Receivables from broker-dealers and clearing organizations for securities customer accounts	97,425	101,831
Receivables from broker-dealers and clearing organizations for securities proprietary trading	166,289	1,331,023
Total assets	$4,002,982	$3,212,777

Schedule of Cost Less Accumulated Depreciation and Impairment Losses	As of March 31, 2024 and 2023, fixed assets consisted of the following:
	As of March 31,
	2024	2023
Investment properties	$412,504	$413,890
Computer and electronic equipment	57,130	50,911
Software	85,865	85,602
Less: accumulated depreciation	(96,996)	(68,273)
	$458,503	$482,130

Schedule of Revenues from Contracts with Customers	The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:
	For the Years Ended March 31,
	2024	2023	2022
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$683,186	$718,166	$922,512
Commission on futures broking from overseas Exchanges	2,709,667	3,593,909	3,364,526
	3,392,853	4,312,075	4,287,038
Trading solution service revenues	2,728,732	4,396,207	3,309,288
Structured note subscription fees	-	-	734,317
Other service revenues	278,883	294,083	280,677
	$6,400,468	$9,002,365	$8,611,320

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	As of March 31,
	2024	2023
HKD exchange rate for balance sheet items, except for equity accounts	7.8259	7.8499
AUD exchange rate for balance sheet items, except for equity accounts	0.6524	N/A
SGD exchange rate for balance sheet items, except for equity accounts	1.3475	1.3294
	For the Years Ended March 31,
	2024	2023	2022
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8246	7.8389	7.7844
AUD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	0.6579	N/A	N/A
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3447	1.3739	N/A

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Cost Less Accumulated Depreciation and Impairment Losses	Fixed assets are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The useful lives of office equipment as follows:
Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years